Income Taxes - Schedule of Statutory Income Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Statutory Income Tax [Line Items]
Loss before income tax, amount (in Yuan Renminbi)	¥ (36,479)	$ (5,217)	¥ (64,187)	¥ (3,364)
Loss before income tax, percentage	100.00%	100.00%
PRC statutory income tax rate, amount	25.00%	25.00%
PRC statutory income tax rate, percentage	25.00%	25.00%
Computed income tax benefit with PRC statutory income tax rate, amount (in Yuan Renminbi)	¥ (9,120)
Computed income tax benefit with PRC statutory income tax rate, percentage	25.00%	25.00%
Foreign tax effects
- Statutory tax rate difference, percentage	25.00%	25.00%
U.S.
Non-deductible expenses related to share-based compensation, amount (in Yuan Renminbi)			2,833	6,431
- Changes in valuation allowances, amount (in Yuan Renminbi)			79,368	84,972
Effective tax rate, amount (in Yuan Renminbi)	¥ 93	$ 13	6,369	8,281
Effective tax rate, percentage	(0.30%)	(0.30%)
Domestic tax effects [Member]
U.S.
Preferential tax rate, amount (in Yuan Renminbi)	¥ 2,085
Preferential tax rate, percentage	(5.70%)	(5.70%)
Non-deductible expenses related to share-based compensation, amount (in Yuan Renminbi)	¥ 751
Non-deductible expenses related to share-based compensation, percentage	(2.10%)	(2.10%)
Other non-deductible expenses, amount (in Yuan Renminbi)	¥ 30
Other non-deductible expenses, percentage	(0.10%)	(0.10%)
- Changes in valuation allowances, amount (in Yuan Renminbi)	¥ (6,076)
- Changes in valuation allowances, percentage	16.70%	16.70%
Expired NOL, amount (in Yuan Renminbi)	¥ 1,148
Expired NOL, percentage	(3.10%)	(3.10%)
- NOL decrease due to disposal of subsidiaries, amount (in Yuan Renminbi)	¥ 7,289
- NOL decrease due to disposal of subsidiaries, percentage	(20.00%)	(20.00%)
NOL increase due to acquisition, amount (in Yuan Renminbi)	¥ (1,501)
NOL increase due to acquisition, percentage	4.10%	4.10%
Hong Kong [Member] | Foreign tax effects [Member]
Schedule of Statutory Income Tax [Line Items]
PRC statutory income tax rate, amount	7.30%	7.30%
Foreign tax effects
- Statutory tax rate difference, amount (in Yuan Renminbi)	¥ (2,653)
- Statutory tax rate difference, percentage	7.30%	7.30%
U.S.
- Changes in valuation allowances, amount (in Yuan Renminbi)	¥ (2,575)
- Changes in valuation allowances, percentage	7.10%	7.10%
Singapore [Member] | Foreign tax effects [Member]
U.S.
- Changes in valuation allowances, amount (in Yuan Renminbi)	¥ (553)
- Changes in valuation allowances, percentage	1.50%	1.50%
- NOL decrease due to disposal of subsidiaries, amount (in Yuan Renminbi)	¥ 553
- NOL decrease due to disposal of subsidiaries, percentage	(1.50%)	(1.50%)
Cayman Islands [Member] | Foreign tax effects [Member]
Schedule of Statutory Income Tax [Line Items]
PRC statutory income tax rate, amount	(57.70%)	(57.70%)
Foreign tax effects
- Statutory tax rate difference, amount (in Yuan Renminbi)	¥ 21,004
- Statutory tax rate difference, percentage	(57.70%)	(57.70%)
BVI [Member] | Foreign tax effects [Member]
Schedule of Statutory Income Tax [Line Items]
PRC statutory income tax rate, amount	28.20%	28.20%
Foreign tax effects
- Statutory tax rate difference, amount (in Yuan Renminbi)	¥ (10,289)
- Statutory tax rate difference, percentage	28.20%	28.20%
U.S. [Member]
U.S.
Effective tax rate, amount (in Yuan Renminbi)			¥ (1,026)
U.S. [Member] | Foreign tax effects [Member]
U.S.
- Changes in valuation allowances, amount (in Yuan Renminbi)	¥ (1,036)
- Changes in valuation allowances, percentage	2.80%	2.80%
- NOL decrease due to disposal of subsidiaries, amount (in Yuan Renminbi)	¥ 1,036
- NOL decrease due to disposal of subsidiaries, percentage	(2.80%)	(2.80%)